ATLAS SECURITIZATION DEPOSITOR LLC ABS-15G

EXHIBIT 99.6

Unique ID	Prior GS ID	JCIII LoanKey	Servicer ID	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
194058096	XXX	XXX	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	1/XX/2007	3/XX/2007	MA	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   Missing Initial Application
[2]   State - Missing Borrower Interest Worksheet
[2]   State - Missing Mortgage Loan Rate Lock Commitment
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
																						RB	B	B	B
194058656	XXX	XXX	XXX	XXX	First	ARM	Purchase	Owner Occ	8/XX/1997	10/XX/1997	AL	XXX	XXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$XXX for Purchase	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for purchase transactions. TIL Itemization did not disclose the closing attorney fee of $XXX as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
194058545	XXX	XXX	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	6/XX/2004	8/XX/2004	IA	XXX	XXX	YES	24	2	[2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents [2] Missing Initial Application					RB	B	B	B
194058165	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	3/XX/2008	5/XX/2008	PA	XXX	XXX	YES	36	3	[3] ROR Missing
[3]   TIL Incomplete
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   State - Missing or Incomplete Variable Rate Disclosure
																			TESTED		TILA SOL Expired	RB	B	B	B
194057910	XXX	XXX	XXX	XXX	First	FIXED	Purchase	Owner Occ	6/XX/2004	8/XX/2004	NY	XXX	XXX	YES	36	3	[3] State Late Charge Not Standard
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
																		Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Late Charge	RC	C	C	C
194058594	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2004	10/XX/2004	WI	XXX	XXX	YES	36	2	[2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing					RB	B	B	B
194058023	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	3/XX/2005	5/XX/2005	IL	XXX	XXX	YES	36	3	[3] ROR Missing
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial TIL Missing
																				ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
194058782	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	1/XX/2007	2/XX/2007	AL	XXX	XXX	NO	*Not Applicable	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   Initial TIL Missing
																						RB	B	B	B
194058364	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	10/XX/2006	12/XX/2006	PA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   Initial TIL Missing
																						RB	B	B	B
194058880	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2007	5/XX/2007	GA	XXX	XXX	YES	60	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing					RB	B	B	B
194058775	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	9/XX/2006	10/XX/2006	PA	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
194058683	XXX	XXX	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	8/XX/2006	10/XX/2006	OR	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Non-Refundable Fee Disclosure
[2]   HMDA-reportable rate spread (1/XX/04-10/XX/09)
[2]   State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
194058935	XXX	XXX	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	1/XX/2007	3/XX/2007	OH	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing					RB	B	B	B
194058834	XXX	XXX	XXX	XXX	First	FIXED	HELOC	Owner Occ	7/XX/2008	9/XX/2008	NJ	XXX	XXX	NO	*Not Applicable	3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Affiliated Business Doc Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
194058701	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	7/XX/2006	9/XX/2006	AL	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/XX/04-10/XX/09) [2] Initial TIL Missing					RB	B	B	B
194058030	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	5/XX/2007	7/XX/2007	CA	XXX	XXX	YES	36	2	[2] State - Missing Hazard Insurance Disclosure [2] HMDA-reportable rate spread (1/XX/04-10/XX/09)					RB	B	B	B
194059291	XXX	XXX	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	5/XX/2006	7/XX/2006	LA	XXX	XXX	NO	*Not Applicable	1						RA	A	A	A
194058154	XXX	XXX	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	10/XX/2005	12/XX/2005	CT	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Disclosure of No Interim Financing
[2]   State - Missing Agreement Concerning Nonrefundability of Advance Fee
[2]   State - Missing Private Mortgage Insurance Notice
																						RB	B	B	B